Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents are recorded at cost plus accrued interest, which approximates market, and have original maturities of three months or less at the date of purchase. Cash and cash equivalents are maintained primarily with a few high-credit quality financial institutions.

Short-term Investments

Short-term Investments

Short-term investments are recorded at cost plus accrued interest, which approximates market. Unrealized gains and losses on investments classified as available-for-sale are recorded as a component of accumulated other comprehensive income (loss). Management determines the appropriate classification of its investments at the time of purchase and re-evaluates such determination at each balance sheet date.

Inventories Valuation

Inventories Valuation

Inventories are stated at the lower of cost or market. Inventories valued using the last-in, first-out (LIFO) method of accounting represent approximately 45% of total inventories as of December 31, 2012 (47% as of December 31, 2011). All inventories held by the parent company and Nucor-Yamato Steel Company are valued using the LIFO method of accounting except for supplies that are consumed indirectly in the production process, which are valued using the first-in, first-out (FIFO) method of accounting. All inventories held by other subsidiaries of the parent company are valued using the FIFO method of accounting. The Company records any amount required to reduce the carrying value of inventory to net realizable value as a charge to cost of products sold.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost, except for property, plant and equipment acquired through acquisitions which were recorded at fair value. Depreciation is provided on a straight-line basis over the estimated useful lives of the assets. The costs of planned major maintenance activities are capitalized and amortized over the period until the next scheduled major maintenance activity. All other repairs and maintenance activities are expensed when incurred.

Goodwill and Other Intangibles

Goodwill and Other Intangibles

Goodwill is the excess of cost over the fair value of net assets of businesses acquired. Goodwill is not amortized but is tested annually for impairment and whenever events or circumstances change that would make it more likely than not that an impairment may have occurred. We perform our annual impairment analysis as of the first day of the fourth quarter each year. The evaluation of impairment involves comparing the current estimated fair value of each reporting unit, which is a level below the reportable segment, to the recorded value, including goodwill. When appropriate, Nucor performs a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. For certain reporting units it is necessary to perform a quantitative analysis. In these instances, a discounted cash flow model is used to determine the current estimated fair value of these reporting units. A number of significant assumptions and estimates are involved in the application of the discounted cash flow model to forecast operating cash flows, including market growth and market share, sales volumes and prices, costs to produce, discount rate and estimated capital needs. Management considers historical experience and all available information at the time the fair values of its reporting units are estimated. Assumptions in estimating future cash flows are subject to a high degree of judgment and complexity. Changes in assumptions and estimates may affect the fair value of goodwill and could result in additional impairment charges in future periods.

Finite-lived intangible assets are amortized over their estimated useful lives.

Long-Lived Asset Impairments

Long-Lived Asset Impairments

We evaluate our property, plant and equipment and finite-lived intangible assets for potential impairment on an individual asset basis or at the lowest level asset grouping for which cash flows can be separately identified. Asset impairments are assessed whenever changes in circumstances indicate that the carrying amounts of those productive assets could exceed their projected undiscounted cash flows. When it is determined that an impairment exists, the related assets are written down to estimated fair market value.

Equity Method Investments

Equity Method Investments

Investments in joint ventures in which Nucor shares control over the financial and operating decisions but in which Nucor is not the primary beneficiary are accounted for under the equity method. Each of the Company’s equity method investments is subject to a review for impairment if, and when, circumstances indicate that a decline in value below its carrying amount may have occurred. Examples of such circumstances include, but are not limited to, a significant deterioration in the earnings performance or business prospects of the investee; a significant adverse change in the regulatory, economic, or technological environment of the investee; a significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates; and recurring negative cash flows from operations. If management considers the decline to be other than temporary, the Company would write down the investment to its estimated fair market value.

Derivative Financial Instruments

Derivative Financial Instruments

Nucor uses derivative financial instruments from time to time primarily to partially manage its exposure to price risk related to natural gas purchases used in the production process as well as scrap, copper and aluminum purchased for resale to its customers. In addition, Nucor uses derivatives from time to time to partially manage its exposure to changes in interest rates on outstanding debt instruments and uses forward foreign exchange contracts to hedge cash flows associated with certain assets and liabilities, firm commitments and anticipated transactions.

Nucor recognizes all derivative instruments in the consolidated balance sheets at fair value. Amounts included in accumulated other comprehensive income (loss) related to cash flow hedges are reclassified into earnings when the underlying transaction is recognized in net earnings. Changes in fair-value hedges are reported currently in earnings along with changes in the fair value of the hedged items. When cash flow and fair value hedges affect net earnings, they are included on the same financial statement line as the underlying transaction (cost of products sold or interest expense). If these instruments do not meet hedge accounting criteria or contain ineffectiveness, the change in fair value is recognized immediately in earnings in the same financial statement line as the underlying transaction.

Revenue Recognition	Revenue Recognition Nucor recognizes revenue when the customer takes title, assumes risk of loss, and when collection is reasonably assured.
Income Taxes

Income Taxes

Nucor utilizes the liability method of accounting for income taxes. Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse. A valuation allowance is recorded when it is more likely than not that some of the deferred tax assets will not be realized.

Nucor recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Potential accrued interest and penalties related to unrecognized tax benefits are recognized as a component of earnings before taxes and noncontrolling interests.

Nucor’s intention is to permanently reinvest the earnings of certain foreign investments. Accordingly, no provisions have been made for taxes that may be payable upon remittance of such earnings.

Stock-Based Compensation

Stock-Based Compensation

The Company recognizes the cost of stock-based compensation as an expense using fair value measurement methods. The assumptions used to calculate the fair value of stock-based compensation granted are evaluated and revised, as necessary, to reflect market conditions and experience.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) is comprised of the following:

	December 31,
	2012	2011

Foreign currency translation, net of income taxes when applicable	$46,181	$(12,311)
Early-retiree medical plan adjustments, net of income taxes	10,580	14,384
Fair market value of derivatives, net of income taxes	-	(40,250)

	$56,761	$(38,177)

Foreign Currency Translation

Foreign Currency Translation

For Nucor’s operations where the functional currency is other than the U.S. dollar, assets and liabilities have been translated at year-end exchange rates, and income and expenses translated using average exchange rates for the respective periods. Adjustments resulting from the process of translating an entity’s financial statements into the U.S. dollar have been recorded in accumulated other comprehensive income (loss) and are included in net earnings only upon sale or liquidation of the underlying investments. Foreign currency transaction gains and losses are included in net earnings in the period they occur.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In January 2012, Nucor adopted accounting guidance regarding changes to the presentation of comprehensive income in the financial statements. The new accounting guidance requires entities to report components of comprehensive income in either (1) a single continuous statement of comprehensive income or (2) two separate but consecutive statements of net income and comprehensive income. We have elected to report the components of comprehensive income in two separate but consecutive statements. The adoption of this guidance impacts the presentation of comprehensive income, but does not impact Nucor’s consolidated financial position, results of operations or cash flows.

Also in January 2012, Nucor adopted accounting guidance that amends the existing requirements for fair value measurement and disclosure. The guidance expands the disclosure requirements around transfers between Level 1 and Level 2 of the fair value hierarchy and around the sensitivity to changes in inputs of fair value measurements categorized in Level 3 of the hierarchy. It also requires disclosure of the level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed. The guidance also clarifies and expands upon existing requirements for measurement of the fair value of financial assets and liabilities as well as instruments classified in stockholders’ equity. The adoption of this guidance did not have an impact on the consolidated financial statements.

In the first quarter of 2013, Nucor will adopt new accounting guidance requiring additional disclosures on reclassifications from accumulated other comprehensive income into net income. The new accounting guidance requires entities to report either parenthetically on the face of the financial statements or in the notes to the financial statements these reclassifications for each financial statement line item. This new guidance only impacts disclosures and will have no impact on Nucor’s consolidated financial position, results of operations or cash flows.